Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Cash flows from operating activities:
Net income	$ 216,163	$ 97,849	$ 46,471
Adjustments to reconcile net income to net cash provided by operating activities:
Share-based compensation	95,056	121,087	50,605
Depreciation and amortization	82,531	42,629	16,457
(Gain) loss on disposal of property and equipment	1,088	213	(838)
Amortization of land use rights	2,256	1,714	140
Loss from impairment of intangible assets	0	948	1,348
Provision of allowance for doubtful accounts	214	157	454
Loss (gain) in connection with short-term investments	(10,230)	(327)	52
Loss on equity method investments	18,906	2,747	4,845
Gain in connection with long-term investments	(26,780)	(11,216)	(2,464)
(Gain) loss on disposal of subsidiaries	0	1,144	(3,566)
Changes in operating assets and liabilities:
Accounts receivable	(88,957)	(30,789)	(6,765)
Prepaid expenses and other current assets	(19,681)	(40,271)	(8,404)
Amount due from related parties	(1,428)	(1,645)	0
Payment for land use rights	(55,103)	(72,888)	(14,102)
Deferred taxes	(15,157)	837	(1,204)
Other noncurrent assets	184	(3,010)	392
Accounts payable	83,219	18,796	1,164
Accrued expenses and other current liabilities	67,416	53,605	23,274
Deferred revenue	5,784	20,466	10,354
Amount due to related parties	232	366	83
Income tax payable	24,586	7,814	(508)
Net cash provided by operating activities	380,299	210,226	117,788
Cash flows from investing activities:
(Increase) decrease in restricted cash	1,604	(431)	(1,902)
Purchase of property and equipment	(170,162)	(118,334)	(68,796)
Proceeds from disposal of property and equipment	112	1	2,126
Purchase of intangible assets	(676)	(3,068)	(5,073)
Purchase of other assets	0	0	(459)
Purchase of short-term investments	(82,934)	(997)	0
Proceeds from disposal of short-term investments	41,798	762	0
Capital contribution for long-term investments	(325,000)	(80,967)	(24,241)
Cash collected from disposal of long-term investments and a subsidiary	22,635	18,880	13,847
Dividends received from a cost method investee	0	413	313
Net cash (paid for) acquired from business acquisitions	(148,871)	(9,827)	258
Deconsolidation of a subsidiary	0	(3,306)	0
Net cash used in investing activities	(661,494)	(196,874)	(83,927)
Cash flows from financing activities:
Repayment for short-term loans	(13,907)	0	0
Proceeds from short-term loans	4,523	1,314	0
Proceeds from issuance of Convertible Senior Notes (net of issuance costs of $12,150 and $18,630 in 2013 and 2014, respectively)	1,016,370	587,850	0
Proceeds from exercise of share options	15,947	23,678	2,089
Cash received from capital contribution by noncontrolling interest shareholders to subsidiaries	1,632	656	36
Cash paid to acquire additional equity interest in a subsidiary	(650)	0	0
Payment for share repurchase	(104,201)	0	(139)
Net cash provided by financing activities	919,714	613,498	1,986
Effect of exchange rate on cash and cash equivalents	(6,750)	5,951	1,086
Net increase in cash and cash equivalents	631,769	632,801	36,933
Cash and cash equivalents at beginning of year	1,013,465	380,664	343,731
Cash and cash equivalents at end of year	1,645,234	1,013,465	380,664
Supplemental disclosure of cash flow information:
Income tax paid	44,810	13,961	12,578
Interest expense paid	15,853	0	0
Supplemental schedule of non-cash activities:
Payable for interests of Convertible Senior Notes	10,062	4,808	0
Payable for purchasing land use rights, plant, property and equipment and intangible assets	15,507	20,861	125,760
Consideration payable in connection with business acquisitions	67,665	358	0
Issuance of ordinary shares for business acquisition		$ 7,864